Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

19. EQUITY

(a) Reverse share splits

The Company effected reverse share splits of its ordinary shares at ratios of 1-for-40 on April 12, 2024 (“2024 Reverse Share Split”) and 1-for-25 on November 7, 2025 (“2025 Reverse Share Split”). The reverse share split on November 7, 2025 occurred subsequent to the fiscal year end. All share numbers and per-share data presented below and in the CFS and related notes have been retroactively adjusted to reflect the cumulative effect of these reverse share splits.

The Company issued 181 and 3 ordinary shares to shareholders in lieu of fractional shares following the implementation of the 2024 Reverse Share Split and 2025 Reverse Share Split, respectively.

(b) Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019.

As of September 30, 2023, the Company had 500,000 authorized ordinary shares with a par value of $1.00 per share, of which 102,166 ordinary shares were issued and 102,103 were outstanding.

On February 2, 2024, two shareholders surrendered an aggregate of 700 ordinary shares to the Company for no consideration, which were cancelled on February 28, 2024.

On June 3, 2024, the Board of Directors approved an increase in the a change of the maximum number of shares the Company is authorized to issue from 12,510,000 shares divided into up to 12,500,000 ordinary shares with a par value of US$.04 each and up to 10,000 preferred shares of no par value each to 100,010,000 shares divided into up to 100,000,000 ordinary shares with a par value of $1.00 each and up to 10,000 preferred shares of no par value each.

During the year ended September 30, 2024, 197,941 2023 Exchange Warrants were exercised on a cashless basis for 5,360 ordinary shares.

As of September 30, 2024, the Company had 100,000,000 authorized ordinary shares with a par value of $1.00 per share, of which 107,007 ordinary shares were issued and outstanding.

On August 27, 2025, the Company entered into a warrant exchange agreement with certain holders of 5,389,126 2023 Common Warrants, where these common warrants were cancelled in exchange for 49,840 ordinary shares and 10,879,534 pre-funded warrants.

During the year ended September 30, 2025, 3,000,000 2023 Exchange Warrants were exercised on an alternative cashless basis for 120,000 ordinary shares, and 10,879,534 pre-funded warrants were exercised on an alternative cashless basis for 435,181 ordinary shares.

As of September 30, 2025, the Company had 100,000,000 authorized ordinary shares with a par value of $1.00 per share, of which 732,031 ordinary shares were issued and outstanding. Included in the issued and outstanding ordinary shares are 20,000 nonvested restricted shares issued in connection with a share-based compensation arrangement in February 2025. These restricted shares are legally issued and included in issued and outstanding share counts in accordance with Regulation S-X; however, they are excluded from the computation of basic earnings per share for accounting purposes until vested.

Subsequent to the fiscal year end, on November 4, 2025, the Company’s shareholders approved an amendment to the Company’s amended and restated memorandum and articles of association to modify the Company’s authorized ordinary and preferred shares. Such amended and restated memorandum and articles of association were filed with the BVI Registry on November 6, 2025.

On November 7, 2025, the Board of Directors approved and filed the amended and restated memorandum and articles of association, which provided for a 25 for 1 reverse split which resulted in the Company being authorized to issue a maximum of 4,000,000 ordinary shares with a par value of US$1.00 each and 10,000,000 preferred shares of no par value.

On November 10, 2025, a further amended and restated memorandum and articles of association was filed with the BVI Registry which provided for (i) a reduction in the par value of the Company’s ordinary shares to no par value, and (ii) an increase in the number of shares the Company is authorized to issue to 1,010,000,000 shares, consisting of 1,000,000,000 ordinary shares of no par value and 10,000,000 preferred shares of no par value. Each preferred share is entitled to twenty (20) votes per share.

The change in par value and increase in authorized share capital were accounted for prospectively from their effective date and did not affect the CFS as of September 30, 2025.

(c) Statutory reserve and restricted net assets

The Group’s PRC subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid-in capital and statutory reserve of Company’s PRC subsidiaries, were $28,659,554 and $33,947,126 as of September 30, 2024 and 2025, respectively.

(d) Warrants

In September 2023, the Company completed a direct offering of 8,498 ordinary shares with certain investors. Each ordinary share was sold together with one common warrant (“2023 Common Warrants”) and four exchange warrants (“2023 Exchange Warrants”), with each warrant to purchase one ordinary share at $1.13 per share (prior to giving effect to the reverse share split). As a result, the Company issued an aggregate of 8,498,125 of 2023 Common Warrants and 33,992,500 of 2023 Exchange Warrants. In September 2023, the holders exercised 26,093,088 of 2023 Exchange Warrants on a cashless basis to receive 26,093 ordinary shares.

Upon the effectiveness of the 2024 Reverse Share Split, the number of outstanding 2023 Common Warrants was proportionately adjusted to 5,389,126, and the exercise price of the 2023 Common Warrants was adjusted to $1.7819 per share, in accordance with the terms of the warrant agreement. In April 2024, the holders exercised 197,941 of 2023 Exchange Warrants on a cashless basis to receive 5,360 ordinary shares.

Following the 2024 Reverse Share Split, certain holders asserted that they were entitled to exercise the 2023 Exchange Warrants using the alternative cashless exercise feature, pursuant to which a holder may elect to exercise the warrants without payment of the exercise price in cash and receive the same number of ordinary shares that would have been issuable upon a cash exercise, rather than a reduced number of shares determined under a market price–based cashless exercise formula. The Company disputed such assertions, and litigation ensued. On October 29, 2024, the Company entered into a settlement agreement and related side letter agreements with the plaintiffs, which amended the 2023 Exchange Warrants by, among other things, reducing the maximum number of warrant shares issuable to 120,000 ordinary shares and expressly reaffirming that the 2023 Exchange Warrants may be exercised via one or more alternative cashless exercises during the amended exercise period. As of September 30, 2025, the holders of 2023 Exchange Warrants exercised on an alternative cashless basis to receive 120,000 ordinary shares.

As of September 30, 2025, there were no warrants granted to investors left unexercised.

Following table summarizes the movement of warrants activities during the years ended September 30, 2023, 2024 and 2025:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Exchange Warrants Exercisable as of September 30, 2022	2,012,819	4.81	0.67	-
Exchange Warrants Granted	43,992,500	1.15	2.44	-
Exchange Warrants Exercises	(37,887,959)	1.32	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	(217,948)	5.85	-	-
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	1.13	2.95	-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(197,941)	1.62	-	-
Exchange Warrants Forfeited	(4,701,471)	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Exercisable as of September 30, 2024	3,000,000	1.62	0.33	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(3,000,000)	1.62	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of September 30, 2025	-		-	-
Exchange Warrants Exercisable as of September 30, 2025	-		-	-

	Number of Warrants Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Common Warrants Outstanding as of September 30, 2022	-	$-	$-	$-
Common Warrants Exercisable as of September 30, 2022	-	-	-	-
Common Warrants Granted	8,498,125	1.78	3.95	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.78	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.78	2.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Forfeited	-	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Adjusted for 2024 Reverse Share Split	(3,108,999)	1.78	-	-
Common Warrants Outstanding as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024	5,389,126	1.78	1.95	-
Common Warrants Granted	-	-	-	-
Common Warrants Exercises	-	-	-	-
Common Warrants Exchanged (1)	(5,389,126)	-	-	-
Common Warrants Expired	-	-	-	-
Common Warrants Outstanding as of September 30, 2025	-	-	-	-
Common Warrants Exercisable as of September 30, 2025	-	-	-	-

(1)

On August 27, 2025, the Company entered into a warrant exchange agreement with certain holders of 5,389,126 2023 Common Warrants, each exercisable to purchase one ordinary share. Pursuant to the terms of the exchange agreement (“2024 Exchange Agreement”), the Company and the holders agreed to retire and cancel the 2023 Common Warrants in exchange for an aggregate of 49,840 ordinary shares and 10,879,534 pre-funded warrants, each exercisable for one ordinary share. As of September 30, 2025, 10,879,534 pre-funded warrants were exercised on an alternative cashless basis to receive 435,181 ordinary shares.

(d) Non-controlling interests

As of September 30, 2025, the Group’s non-controlling interests included 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023 and 4.76% equity interest of Changzhou EZGO, which was acquired on April 7, 2025.